Investment Objectives and Goals - Canterbury Portfolio Thermostat Fund	Aug. 27, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Canterbury Portfolio Thermostat Fund (the “Fund”) is to seek long-term risk-adjusted growth.